Consolidated Statements of Financial Position - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
NON-CURRENT ASSETS
Property, plant and equipment	¥ 1,783,224	¥ 1,709,388
Investments in associates and joint ventures	102,073	89,362
Equity investments measured at fair value through other comprehensive income	922	738
Advance operating lease payments		78,240
Right-of-use assets	254,736
Intangible and other non-current assets	100,663	98,309
Deferred tax assets	24,259	23,498
Time deposits with maturities over one year	120	3,101
TOTAL NON-CURRENT ASSETS	2,265,997	2,002,636
CURRENT ASSETS
Inventories	181,921	177,577
Accounts receivable	64,184	59,522
Prepayments and other current assets	103,127	89,345
Notes receivable	7,016	16,308
Time deposits with maturities over three months but within one year	24,256	9,535
Cash and cash equivalents	86,409	85,954
TOTAL CURRENT ASSETS	466,913	438,241
CURRENT LIABILITIES
Accounts payable and accrued liabilities	328,314	299,848
Contract liabilities	82,490	68,144
Income taxes payable	7,564	5,728
Other taxes payable	59,818	77,560
Short-term borrowings	175,840	145,150
Lease liabilities	7,393
TOTAL CURRENT LIABILITIES	661,419	596,430
NET CURRENT LIABILITIES	(194,506)	(158,189)
TOTAL ASSETS LESS CURRENT LIABILITIES	2,071,491	1,844,447
EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY:
Share capital	183,021	183,021
Retained earnings	743,124	731,163
Reserves	304,011	299,599
TOTAL EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY	1,230,156	1,213,783
NON-CONTROLLING INTERESTS	214,149	195,108
TOTAL EQUITY	1,444,305	1,408,891	[1]
NON-CURRENT LIABILITIES
Long-term borrowings	290,882	269,422
Asset retirement obligations	137,935	132,780
Lease liabilities	164,143
Deferred tax liabilities	21,411	17,015
Other long-term obligations	12,815	16,339
TOTAL NON-CURRENT LIABILITIES	627,186	435,556
TOTAL EQUITY AND NON-CURRENT LIABILITIES	¥ 2,071,491	¥ 1,844,447

[1]	The comparative amounts in the financial statements are presented as if the Dalian West Pacific had been consolidated from the beginning of the earliest financial year presented (see Note 40). Furthermore, the Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach chosen, the comparative information is not restated in this respect (see Note 3(aa)).